Intangible Assets Finite-Lived Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 5,837	$ 4,737
Less accumulated amortization	(2,907)	(2,764)	(2,118)
Finite-Lived Intangible Assets, Net		3,073	2,619
Patents and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		5,423	4,513
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 414	$ 224